Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Accounts Receivable, Net [Abstract]
Accounts receivable – third parties	$ 14,209,172	$ 11,014,862	$ 12,656,589
Less: Allowance for credit losses – third parties	(983,746)	(762,594)	(1,109,571)	$ (860,133)	$ (751,145)
Accounts receivable, net	$ 13,225,426	$ 10,252,268	$ 11,547,018